Other financial assets (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Other Financial Assets - Current
Other financial assets - current consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Derivative financial instruments	US$	390.0	Rs.	28,514.2	Rs.	23,913.0
Loans to channel partners		27.7		2,023.7		1,487.6
Advances and other receivables recoverable in cash		462.4		33,807.4		25,214.3
Inter corporate deposits		0.6		43.0		46.9
Government grant receivables		76.7		5,610.2		4,296.9
Restricted bank deposits		102.1		7,464.5		4,297.0
Lease receivables		3.3		238.6		6.0
Others		—		—		252.5

Total	US$	1,062.8	Rs.	77,701.6	Rs.	59,514.2

Summary of Other Financial Assets - Non-current
Other financial assets -
non-current
consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Derivative financial instruments	US$	446.1	Rs.	32,612.2	Rs.	22,911.6
Loans to channel partners		96.6		7,063.5		5,574.2
Advance and other receivables recoverable in cash		104.1		7,611.3		9,747.0
Margin money with banks		73.1		5,346.8		7,865.1
Government grants receivables		91.1		6,656.7		5,781.9
Loans to employees		3.4		246.0		286.7
Restricted deposits		44.4		3,244.6		839.5
Others		101.3		7,404.6		2,317.5

Total	US$	960.1	Rs.	70,185.7	Rs.	55,323.5